CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
	Year ended December 31, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$120,381	$61,376	$58,083	$-	$239,840
Cost of revenues	63,463	43,742	45,727	-	152,932

Gross profit	56,918	17,634	12,356	-	86,908

Research and development, net	26,045	9,595	-	-	35,640
Selling and marketing	18,043	2,068	1,583	-	21,694
General and administrative	7,506	5,212	6,132	-	18,850
Impairment of held for sale asset	-	-	-	771	771

Operating income (loss)	5,324	759	4,641	(771)	9,953
Financial expenses, net					2,818

Income before taxes on income					7,135

Depreciation and amortization	$5,009	$3,093	$3,506	$-	$11,608
	Year ended December 31, 2021
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$115,408	$50,054	$49,508	$-	$214,970
Cost of revenues	64,608	33,429	45,666	-	143,703

Gross profit	50,800	16,625	3,842	-	71,267

Research and development, net	22,210	9,126	-	-	31,336
Selling and marketing	18,434	2,153	925	-	21,512
General and administrative	6,019	4,199	5,369	-	15,587
Impairment of held for sale asset	-	-	-	651	651

Operating income (loss)	4,137	1,147	(2,452)	(651)	2,181
Financial expenses, net					1,722

Income before taxes on income					459

Depreciation and amortization	$7,083	$2,649	$1,259	$-	$10,991
	Year ended December 31, 2020
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services	Unallocated	Total

Revenues	$82,050	$39,120	$44,965	$-	$166,135
Cost of revenues	49,770	30,259	44,726	-	124,755

Gross profit	32,280	8,861	239	-	41,380

Research and development, net	17,995	8,308	-	-	26,303
Selling and marketing	14,448	1,293	1,130	-	16,871
General and administrative	7,190	2,568	4,305	-	14,063
Merger, acquisition and related litigation expenses (income), net	-	-	-	(53,633)	(53,633)

Operating income (loss)	(7,353)	(3,308)	(5,196)	53,633	37,776
Financial expenses, net					1,907

Income before taxes on income					$35,869

Depreciation and amortization	$7,123	$1,995	$1,173	$-	$10,291

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2022	2021	2020

United States	$96,954	$72,149	$60,151
Peru	58,251	49,511	44,965
Israel	2,570	5,923	3,669
Others	82,065	87,387	57,350

	$239,840	$214,970	$166,135

*) Reclassified.

[1]
Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2022	2021

Israel	$59,054	$58,436
United States	10,202	8,448
Peru	6,025	5,160
Other	5,188	4,825

	$80,469	$76,869
*) Reclassified. [1]
Schedule of Revenues from Major Customers
	Year ended December 31,
	2022	2021	2020
Customer A – Network Infrastructure and Services	21%	19%	20%
Customer B – Integrated Solutions	13%	12%	* )
Customer C – Integrated Solutions	* )	* )	11%

*)Less than 10%

[1]	Reclassified.